iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 2.7%
Huntington Ingalls Industries, Inc. .............. 34,157 $ 6,317,679
L3Harris Technologies, Inc. .................. 151,276 37,436,272
RTX Corp. ............................. 1,045,694 126,518,517
Textron, Inc. ............................ 201,934 16,239,532
186,512,000
a
Air Freight & Logistics  — 1.1%
FedEx Corp. ............................ 281,048 76,964,995
a
Automobile Components  — 0.1%
Aptiv PLC
(a)(b)
............................ 171,140 9,725,886
a
Automobiles  — 4.9%
Ford Motor Co. .......................... 10,692,185 110,022,584
General Motors Co. ....................... 4,420,656 224,392,498
334,415,082
a
Banks  — 7.8%
Bank of America Corp. ..................... 3,371,229 140,984,797
Citigroup, Inc. ........................... 1,816,518 116,565,960
Citizens Financial Group, Inc. ................ 389,788 16,417,871
Fifth Third Bancorp ....................... 312,969 13,670,486
First Citizens BancShares, Inc., Class A .......... 3,686 7,141,072
Huntington Bancshares, Inc. ................. 692,439 10,795,124
KeyCorp ............................... 491,649 8,480,945
M&T Bank Corp. ......................... 102,783 20,009,794
Regions Financial Corp. .................... 544,501 12,997,239
Truist Financial Corp. ...................... 814,007 35,043,001
U.S. Bancorp ........................... 671,545 32,442,339
Wells Fargo & Co. ........................ 1,805,738 117,228,511
531,777,139
a
Beverages  — 0.3%
Molson Coors Beverage Co., Class B ........... 427,938 23,309,783
a
Biotechnology  — 1.6%
Gilead Sciences, Inc. ...................... 1,021,711 90,748,371
United Therapeutics Corp.
(a)
.................. 43,492 16,264,703
107,013,074
a
Building Products  — 1.4%
Builders FirstSource, Inc.
(a)
.................. 143,004 24,510,886
Fortune Brands Innovations, Inc. .............. 106,644 8,886,644
Johnson Controls International PLC ............ 505,492 38,189,921
Owens Corning .......................... 130,061 22,993,484
94,580,935
a
Capital Markets  — 2.1%
Bank of New York Mellon Corp. (The) ........... 422,882 31,868,387
Franklin Resources, Inc. .................... 192,466 3,997,519
Goldman Sachs Group, Inc. (The) ............. 168,681 87,341,335
State Street Corp. ........................ 192,572 17,870,682
141,077,923
a
Chemicals  — 1.0%
CF Industries Holdings, Inc. .................. 130,785 10,754,451
Dow, Inc. .............................. 370,611 18,300,771
Eastman Chemical Co. ..................... 72,088 7,575,728
LyondellBasell Industries NV, Class A ........... 184,845 16,053,788
Mosaic Co. (The) ......................... 455,716 12,194,960
Westlake Corp. .......................... 25,328 3,341,776
68,221,474
a
Security Shares Value
a
Communications Equipment  — 7.1%
Cisco Systems, Inc. ....................... 7,838,614 $ 429,320,888
F5, Inc.
(a)
.............................. 109,801 25,680,258
Juniper Networks, Inc. ..................... 636,782 24,770,820
479,771,966
a
Consumer Finance  — 0.9%
Ally Financial, Inc. ........................ 185,660 6,507,383
Capital One Financial Corp. .................. 248,431 40,442,083
Synchrony Financial ....................... 254,932 14,056,950
61,006,416
a
Consumer Staples Distribution & Retail  — 1.1%
Albertsons Companies, Inc., Class A ............ 443,001 8,018,318
Kroger Co. (The) ......................... 911,670 50,843,836
Walgreens Boots Alliance, Inc. ................ 1,781,444 16,852,460
75,714,614
a
Containers & Packaging  — 0.3%
International Paper Co. ..................... 228,679 12,700,832
Smurfit WestRock PLC ..................... 180,114 9,275,871
21,976,703
a
Distributors  — 0.2%
LKQ Corp. ............................. 432,268 15,903,140
a
Diversified Telecommunication Services  — 9.2%
AT&T, Inc. .............................. 18,674,651 420,926,634
Verizon Communications, Inc. ................ 4,894,455 206,203,389
627,130,023
a
Electric Utilities  — 1.5%
Evergy, Inc. ............................. 297,881 18,003,928
Eversource Energy ....................... 251,087 16,534,079
PG&E Corp. ............................ 2,084,880 42,156,273
PPL Corp. ............................. 674,869 21,973,735
98,668,015
a
Electronic Equipment, Instruments & Components  — 2.5%
Corning, Inc. ............................ 1,652,270 78,631,529
Jabil, Inc. .............................. 168,491 20,739,557
TE Connectivity PLC ...................... 483,626 71,296,145
170,667,231
a
Entertainment  — 0.6%
Warner Bros Discovery, Inc., Series A
(a)
.......... 5,342,969 43,438,338
a
Financial Services  — 0.3%
Equitable Holdings, Inc. .................... 179,450 8,136,263
Global Payments, Inc. ..................... 129,282 13,407,836
21,544,099
a
Food Products  — 2.6%
Archer-Daniels-Midland Co. .................. 850,552 46,958,976
Bunge Global SA ......................... 151,267 12,709,453
Conagra Brands, Inc. ...................... 613,016 17,740,683
J M Smucker Co. (The) ..................... 142,591 16,185,504
Kraft Heinz Co. (The) ...................... 1,661,646 55,598,675
Tyson Foods, Inc., Class A .................. 480,828 28,171,713
177,365,004
a
Gas Utilities  — 0.2%
Atmos Energy Corp. ....................... 110,061 15,274,266
a

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI USA Value Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Ground Transportation  — 0.3%
Knight-Swift Transportation Holdings, Inc., Class A .. 243,220 $ 12,666,897
U-Haul Holding Co., Series N, NVS ............. 128,214 8,751,888
21,418,785
a
Health Care Equipment & Supplies  — 0.2%
Solventum Corp.
(a)
........................ 148,243 10,759,477
a
Health Care Providers & Services  — 5.3%
Centene Corp.
(a)(b)
........................ 689,587 42,933,687
Cigna Group (The) ........................ 297,937 93,793,547
CVS Health Corp. ........................ 1,928,643 108,891,184
DaVita, Inc.
(a)
............................ 36,128 5,051,056
Elevance Health, Inc. ...................... 169,796 68,896,425
Labcorp Holdings, Inc. ..................... 72,671 16,588,609
Quest Diagnostics, Inc. ..................... 84,017 13,008,352
Universal Health Services, Inc., Class B ......... 62,833 12,837,410
362,000,270
a
Hotel & Resort REITs  — 0.2%
Host Hotels & Resorts, Inc. .................. 951,836 16,409,653
a
Hotels, Restaurants & Leisure  — 0.4%
Expedia Group, Inc.
(a)
...................... 184,782 28,883,274
a
Household Durables  — 4.0%
DR Horton, Inc. .......................... 606,078 102,427,182
Lennar Corp., Class A ...................... 619,448 105,491,994
PulteGroup, Inc. ......................... 508,619 65,881,419
273,800,595
a
Independent Power and Renewable Electricity Producers  — 0.4%
Vistra Corp. ............................ 220,058 27,498,448
a
Insurance  — 2.0%
American International Group, Inc. ............. 459,131 34,838,860
Everest Group Ltd. ........................ 31,837 11,321,556
Fidelity National Financial, Inc. ................ 107,538 6,470,561
Hartford Financial Services Group, Inc. (The) ...... 133,597 14,754,453
Loews Corp. ............................ 105,974 8,367,707
MetLife, Inc. ............................ 383,906 30,105,909
Prudential Financial, Inc. .................... 248,967 30,493,478
136,352,524
a
IT Services  — 5.6%
Akamai Technologies, Inc.
(a)(b)
................. 111,447 11,265,063
Cognizant Technology Solutions Corp., Class A ..... 998,858 74,504,818
International Business Machines Corp. .......... 1,320,167 272,904,922
Twilio, Inc., Class A
(a)
...................... 246,907 19,913,050
378,587,853
a
Life Sciences Tools & Services  — 0.1%
Bio-Rad Laboratories, Inc., Class A
(a)
............ 11,618 4,161,451
a
Machinery  — 2.1%
CNH Industrial N.V. ....................... 1,114,640 12,517,407
Cummins, Inc. ........................... 116,215 38,232,411
PACCAR, Inc. ........................... 474,434 49,473,977
Snap-on, Inc. ........................... 45,229 14,931,450
Stanley Black & Decker, Inc. ................. 82,824 7,697,663
Westinghouse Air Brake Technologies Corp. ....... 115,375 21,688,192
144,541,100
a
Media  — 0.8%
Fox Corp., Class A, NVS .................... 508,591 21,360,822
Fox Corp., Class B ........................ 291,815 11,369,113
Security Shares Value
a
Media (continued)
Paramount Global, Class B, NVS .............. 1,732,630 $ 18,954,972
51,684,907
a
Metals & Mining  — 0.7%
Nucor Corp. ............................ 216,521 30,711,339
Steel Dynamics, Inc. ....................... 137,179 17,901,859
48,613,198
a
Mortgage REITs  — 0.1%
Annaly Capital Management, Inc. .............. 407,180 7,740,492
a
Multi-Utilities  — 0.5%
Dominion Energy, Inc. ...................... 569,261 33,888,107
a
Oil, Gas & Consumable Fuels  — 3.2%
APA Corp. ............................. 484,997 11,445,929
Coterra Energy, Inc. ....................... 967,771 23,149,082
Diamondback Energy, Inc. ................... 236,362 41,781,711
EQT Corp. ............................. 463,424 16,933,513
Expand Energy Corp. ...................... 150,510 12,751,207
HF Sinclair Corp. ......................... 272,214 10,510,182
Marathon Oil Corp. ........................ 1,070,141 29,642,906
Ovintiv, Inc. ............................. 530,379 20,790,857
Valero Energy Corp. ....................... 388,114 50,361,673
217,367,060
a
Passenger Airlines  — 0.4%
Delta Air Lines, Inc. ....................... 273,500 15,649,670
Southwest Airlines Co. ..................... 259,656 7,940,281
23,589,951
a
Pharmaceuticals  — 4.7%
Bristol-Myers Squibb Co. .................... 1,935,366 107,935,362
Pfizer, Inc. ............................. 5,851,590 165,599,997
Royalty Pharma PLC, Class A ................ 523,483 14,134,041
Viatris, Inc. ............................. 2,465,266 28,597,085
316,266,485
a
Professional Services  — 0.5%
Leidos Holdings, Inc. ...................... 81,374 14,904,462
SS&C Technologies Holdings, Inc. ............. 234,086 16,369,634
31,274,096
a
Residential REITs  — 0.3%
Camden Property Trust ..................... 76,525 8,860,830
Mid-America Apartment Communities, Inc. ........ 83,487 12,634,922
21,495,752
a
Retail REITs  — 1.2%
Simon Property Group, Inc. .................. 488,448 82,606,326
a
Semiconductors & Semiconductor Equipment  — 9.1%
Applied Materials, Inc. ..................... 984,308 178,730,647
First Solar, Inc.
(a)(b)
........................ 138,579 26,950,844
Intel Corp. ............................. 10,511,274 226,202,616
NXP Semiconductors NV ................... 361,966 84,881,027
ON Semiconductor Corp.
(a)
.................. 722,697 50,942,912
Qorvo, Inc.
(a)
............................ 193,513 13,789,736
Skyworks Solutions, Inc. .................... 382,578 33,506,181
615,003,963
a
Software  — 1.1%
Aspen Technology, Inc.
(a)
.................... 64,812 15,213,321
Gen Digital, Inc. .......................... 993,704 28,926,723
Zoom Video Communications, Inc., Class A
(a)
...... 407,307 30,442,125
74,582,169
a

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Security Shares Value
a
Specialized REITs  — 0.6%
Weyerhaeuser Co. ........................ 1,239,037 $ 38,608,393
a
Specialty Retail  — 0.4%
Best Buy Co., Inc. ........................ 287,776 26,023,584
a
Technology Hardware, Storage & Peripherals  — 3.9%
Dell Technologies, Inc., Class C ............... 448,322 55,426,049
Hewlett Packard Enterprise Co. ............... 4,655,203 90,729,906
HP, Inc. ............................... 2,267,651 80,546,964
NetApp, Inc. ............................ 309,919 35,736,760
262,439,679
a
Tobacco  — 1.5%
Altria Group, Inc. ......................... 1,815,885 98,893,097
a
Trading Companies & Distributors  — 0.8%
United Rentals, Inc. ....................... 64,906 52,755,597
a
Total Long-Term Investments — 99.9%
(Cost: $6,767,024,914) ............................... 6,789,304,392
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.01%
(c)(d)(e)
...................... 26,962,962 $ 26,981,836
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.83%
(c)(d)
............................ 13,457,251 13,457,251
a
Total Short-Term Securities — 0.6%
(Cost: $40,433,259) ................................. 40,439,087
Total Investments — 100.5%
(Cost: $6,807,458,173) ............................... 6,829,743,479
Liabilities in Excess of Other Assets — (0.5)% ............... (31,322,317)
Net Assets — 100.0% ................................. $ 6,798,421,162
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 32,237,897  $ —  $ (5,255,623)
(a)
$ (1,930) $ 1,492  $ 26,981,836  26,962,962  $ 11,433
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 11,054,743  2,402,508
(a)
—  —  —  13,457,251  13,457,251  157,444  —
$ (1,930) $ 1,492
$ 40,439,087
$ 168,877  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 42 12/20/24 $ 4,638 $ 7,767
E-Mini S&P 500 Index ................................................................... 17 12/20/24 4,878 40,573
$ 48,340

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI USA Value Factor ETF
4
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,789,304,392 $ — $ — $ 6,789,304,392
Short-Term Securities
Money Market Funds ...................................... 40,439,087 — — 40,439,087
$ 6,829,743,479 $ — $ — $ 6,829,743,479
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 48,340 $ — $ — $ 48,340
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)